Equity - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Paid in share capital	€ 21,698	€ 21,698
Number of paid in capital shares	295,540,036
Treasury shares	30,073,093	30,840,555
Conversion of shares into ordinary shares	767,462
Cost of treasury shares	€ (27,233)	€ (27,740)
Reserve for actuarial gains/losses	(287)	(74)
Cash flow hedge reserve	2,241	5,371
Cost of hedging reserve	(83)	(179)
Currency translation reserve	(10,976)	(15,611)
Legal reserve	4,340	4,340
Other reserves	65,237	40,284
Retained earnings	542,652	435,881
Net profit attributable to equity holders of the parent	145,631	142,849	€ 134,321
Non-controlling interests	115	(220)
Prior year net profit allocation to other reserves	21,228
Accrual of fair value of personnel cost related to share-based incentive plans to other reserves	3,644
Other effects to other reserves	€ 81
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares	34,870,467
Class A Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares	260,669,569
Reserve [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share premium	€ 389,312	€ 389,312